Contingent Put Option - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Option Indexed to Issuer's Equity [Line Items]
Fair value changes in the contingent put option	$ (26,265)	$ (19,240)	$ 7,100
Redeemable Preferred Stock
Option Indexed to Issuer's Equity [Line Items]
Fair value changes in the contingent put option			7,100
Changes in fair value			$ 7,100